Group entities	12 Months Ended
Dec. 31, 2019
Interests in Other Entities [Abstract]
Group entities
Group entities

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2019	December 31, 2018	December 31, 2017
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Larvotto Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	100.00%	100.00%	NA
GMR Zeus LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Atlas LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Hercules LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Ulysses LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Posseidon LLC	Marshall Islands	full	100.00%	100.00%	NA
Victory Ltd.	Bermuda	full	NA	100.00%	NA
Vision Ltd.	Marshall Islands	full	NA	100.00%	NA
GMR Spartiate LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Maniate LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR St Nikolas LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR George T LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Kara G LLC	Liberia	full	100.00%	100.00%	NA
GMR Harriet G LLC	Liberia	full	100.00%	100.00%	NA
GMR Orion LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Argus LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Spyridon LLC	Marshall Islands	full	NA	100.00%	NA
GMR Horn LLC	Marshall Islands	full	100.00%	100.00%	NA
GMR Phoenix LLC	Marshall Islands	full	100.00%	100.00%	NA

GMR Strength LLC	Liberia	full	NA	100.00%	NA
GMR Daphne LLC	Marshall Islands	full	NA	100.00%	NA
GMR Defiance LLC	Liberia	full	100.00%	100.00%	NA
GMR Elektra LLC	Marshall Islands	full	NA	100.00%	NA
Companion Ltd.	Bermuda	full	100.00%	100.00%	NA
Compatriot Ltd.	Bermuda	full	100.00%	100.00%	NA
Consul Ltd.	Bermuda	full	NA	100.00%	NA
GMR Agamemnon LLC	Liberia	full	NA	100.00%	NA
Gener8 Neptune LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Athena LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Apollo LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Ares LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Hera LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Constantine LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Oceanus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Nestor LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Nautilus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Macedon LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Noble LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Ethos LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Perseus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Theseus LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Hector LLC	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Strength Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Supreme Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Andriotis Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Militiades Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Success Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Chiotis Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 1 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 2 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 3 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 4 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 5 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 6 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 7 Inc.	Marshall Islands	full	NA	100.00%	NA
Gener8 Tankers 8 Inc.	Marshall Islands	full	NA	100.00%	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	NA
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	NA
Bari Shipholding Ltd	Hong Kong	equity	50.00%	NA	NA
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	NA	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	NA	40.00%

In the fourth quarter of 2017, Euronav NV incorporated a new subsidiary, Euronav MI II Inc.

In 2017, the corporate structure of Tankers International pool (“TI Pool”) was rationalized. Under the new structure, the shares of Tankers (UK) Agencies Limited (“TUKA”), fully held at the time by Tankers International LLC (“TI LLC”), an entity incorporated under the laws of the Marshall Islands, were distributed to the two remaining founding members of the TI Pool (namely Euronav NV and International Seaways INC), to form a 50-50 joint venture.

Further, following the withdrawal in December 2017 of one of its members, TI LLC, which was previously an associate of the Group, became a joint venture of the Group as from that time.

Additionally, a new company, Tankers International Ltd. ("TIL"), was incorporated under the laws of the United Kingdom, and is fully owned by TUKA. TIL is the disponent owner of all of the vessels in the TI Pool as all the vessels are now time chartered to TIL at a floating rate equivalent to the average spot rate achieved by the pool times the pool points assigned to each vessel.

This new structure allowed the TI Pool to arrange for a credit line financing in order to lower the working capital requirement for the Pool participants which potentially can attract additional pool participants.

At December 31, 2019, the Group held 50% of the voting rights in TUKA but held 61% of the outstanding shares that participate in the result of the entity.

At December 31, 2019, the Group held 50% of the voting rights in TI LLC but held 59% of the outstanding shares that participate in the result of the entity.

In 2018 two subsidiaries, Fiorano Shipholding Ltd and Larvotto Shipholding Ltd were dissolved.

Due to the merger with Gener8 Maritime Inc. on June 12, 2018 as set out in Note 25, the Group acquired new subsidiaries. Those subsidiaries were used by Gener8 mostly as SPV to own individual vessels. All of the vessels have been transferred to Euronav NV in 2018. The Group intends to liquidate a majority of those subsidiaries as soon as possible. In 2019 the following subsidiaries were dissolved:

GMR Strength LLC	Gener8 Tankers 8 Inc.
GMR Daphne LLC	Gener8 Strength Inc.
GMR Elektra LLC	Gener8 Supreme Inc.
GMR Agamemnon LLC	Gener8 Andriotis Inc.
Gener8 Tankers 1 Inc.	Gener8 Miltiades Inc.
Gener8 Tankers 2 Inc.	Gener8 Success Inc.
Gener8 Tankers 3 Inc.	Gener8 Chiotis Inc.
Gener8 Tankers 4 Inc.	Vision Ltd.
Gener8 Tankers 5 Inc.	Consul Ltd.
Gener8 Tankers 6 Inc.	Victory Ltd.
Gener8 Tankers 7 Inc.	GMR Spyridon LLC

In 2019, Euronav NV, Antwerp, Geneva (branch office), was established and incorporated in the third quarter of 2019.

In the fourth quarter of 2019, two new joint ventures Bari Shipholding Ltd. and Bastia Shipholding Ltd. were incorporated (see Note 26).

The Group holds 100% of the voting rights in all of its subsidiaries.